SHARE-BASED COMPENSATION - Additional Information (Details)	12 Months Ended		192 Months Ended
	Dec. 31, 2024 GBP (£) £ / shares shares	Dec. 31, 2023 GBP (£) £ / shares shares	Dec. 31, 2023 GBP (£) invitation
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities arising from share-based payment transactions	£ 24,000,000	£ 15,000,000	£ 15,000,000
Liabilities arising from share-based payment transactions, vested liabilities	1,000,000	£ 1,000,000	£ 1,000,000
Number of sharesave schemes launched | invitation			16
Employee saving on share based compensation	£ 500,000
Price determination period for options	3 days
Maximum discount applicable	20.00%
Actual discount applied	10.00%
Expiration term of vested options	6 months
Weighted average share price (GBP per share) | £ / shares	£ 3.64	£ 3.22
Weighted average share price, share options granted (in GBP per share) | £ / shares	£ 0.23	£ 0.33
Number of shares outstanding | shares	3,662,718	3,937,473
Material Risk Takers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Additional retention period for deferred bonus awards	1 year
Share Incentive Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum investment value per tax year	£ 1,800
Percentage of maximum salary that can be invested	10.00%
Transformation Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Liabilities arising from share-based payment transactions	£ 5,200,000	£ 3,800,000	£ 3,800,000
Shares | Material Risk Takers Option 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage	50.00%
Cash | Material Risk Takers Option 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual bonus percentage	50.00%
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee saving on share based compensation	£ 5
Terms of options	3 years
Minimum | Share Incentive Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum retention period to sell shares free of income tax	5 years
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee saving on share based compensation	£ 500
Terms of options	5 years
Variable pay of less than 500,000 | Material Risk Takers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of defer annual bonus	40.00%
Variable pay at or above 500,000 | Material Risk Takers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of defer annual bonus	60.00%
Period one | Material Risk Takers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferral period from anniversary of initial award	4 years
Period two | Material Risk Takers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferral period from anniversary of initial award	5 years
Period three | Material Risk Takers
Disclosure of terms and conditions of share-based payment arrangement [line items]
Deferral period from anniversary of initial award	7 years